Unaudited Quarterly Results (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Feb. 24, 2023	Nov. 25, 2022	Aug. 26, 2022	May 27, 2022	Feb. 25, 2022	Nov. 26, 2021	Aug. 27, 2021	May 28, 2021	Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue	$ 801.7	$ 826.9	$ 863.3	$ 740.7	$ 753.1	$ 738.2	$ 724.8	$ 556.6	$ 3,232.6	$ 2,772.7	$ 2,596.2
Gross profit	239.2	237.8	250.8	191.6	196.4	203.6	206.8	154.7	919.4	761.5	762.8
Operating income (loss)	28.7	20.5	28.9	(12.6)	2.1	15.9	33.9	(31.8)	65.5	20.1	43.0
Net Income (Loss) Attributable to Parent	$ 15.7	$ 11.4	$ 19.6	$ (11.4)	$ (2.2)	$ 9.6	$ 24.7	$ (28.1)	$ 35.3	$ 4.0	$ 26.1
Basic	$ 0.13	$ 0.10	$ 0.17	$ (0.10)	$ (0.02)	$ 0.08	$ 0.21	$ (0.24)	$ 0.30	$ 0.03	$ 0.22
Diluted	$ 0.13	$ 0.10	$ 0.17	$ (0.10)	$ (0.02)	$ 0.08	$ 0.21	$ (0.24)	$ 0.30	$ 0.03	$ 0.22